Exhibit 99

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	16

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,991,570.13
Principal:
Principal Collections	$22,465,721.43
Prepayments in Full	$11,286,096.38
Liquidation Proceeds	$979,028.76
Recoveries	$38,724.01

Sub Total	$34,769,570.58

Collections	$37,761,140.71

Purchase Amounts:
Purchase Amounts Related to Principal	$364,330.92
Purchase Amounts Related to Interest	$1,935.41

Sub Total	$366,266.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$38,127,407.04

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	16

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,127,407.04
Servicing Fee	$747,353.22	$747,353.22	$0.00	$0.00	$37,380,053.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,380,053.82
Interest - Class A-2 Notes	$19,459.34	$19,459.34	$0.00	$0.00	$37,360,594.48
Interest - Class A-3 Notes	$386,610.00	$386,610.00	$0.00	$0.00	$36,973,984.48
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$36,720,078.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,720,078.48
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$36,633,697.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,633,697.31
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$36,570,887.56
Third Priority Principal Payment	$4,138,381.71	$4,138,381.71	$0.00	$0.00	$32,432,505.85
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$32,351,782.85
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,351,782.85
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$5,141,782.85
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,141,782.85
Residual Released to Depositor	$0.00	$5,141,782.85	$0.00	$0.00	$0.00

Total		$38,127,407.04

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,138,381.71
Regular Principal Payment	$27,210,000.00

Total	$31,348,381.71

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,348,381.71	$114.70	$19,459.34	$0.07	$31,367,841.05	$114.77
Class A-3 Notes	$0.00	$0.00	$386,610.00	$0.82	$386,610.00	$0.82
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$31,348,381.71	$22.59	$889,889.26	$0.64	$32,238,270.97	$23.23

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$35,924,927.31	0.1314487	$4,576,545.60	0.0167455
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$797,394,927.31	0.5745872	$766,046,545.60	0.5519982
Pool Information
Weighted Average APR		4.115%		4.110%
Weighted Average Remaining Term		43.54		42.74
Number of Receivables Outstanding		50,662		49,618
Pool Balance		$896,823,858.65		$861,094,448.38
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$797,394,927.31		$766,046,545.60
Pool Factor		0.5829861		0.5597600

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$95,047,902.78
Targeted Overcollateralization Amount	$95,047,902.78
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$95,047,902.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	October 2011
Payment Date	11/15/2011
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	155	$634,232.78
(Recoveries)	78	$38,724.01

Net Losses for Current Collection Period		$595,508.77
Cumulative Net Losses Last Collection Period		$5,479,391.06

Cumulative Net Losses for all Collection Periods		$6,074,899.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.80%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.54%	712	$13,267,268.98
61-90 Days Delinquent	0.14%	63	$1,168,340.71
91-120 Days Delinquent	0.04%	18	$319,500.03
Over 120 Days Delinquent	0.08%	43	$668,434.26

Total Delinquent Receivables	1.79%	836	$15,423,543.98

Repossession Inventory:

Repossessed in the Current Collection Period		67	$1,426,637.88
Total Repossessed Inventory		79	$1,864,261.26

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6037%
Preceding Collection Period			0.6885%
Current Collection Period			0.8130%
Three Month Average			0.7017%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2224%
Preceding Collection Period			0.2448%
Current Collection Period			0.2499%
Three Month Average			0.2390%